Cover	Oct. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2023
Entity Registrant Name	OP BANCORP
Entity Incorporation, State or Country Code	CA
Entity File Number	001-38437
Entity Tax Identification Number	81-3114676
Entity Address, Address Line One	1000 Wilshire Blvd
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90017
City Area Code	213
Local Phone Number	892-9999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	OPBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001722010
Amendment Flag	false